Loans and Obligations (Tables)	12 Months Ended
Dec. 31, 2024
Loans And Obligations [Abstract]
Summary of Loans and Obligations

	12/31/2024	12/31/2023
Convertible Preferred Shares (i)	577,982	431,333
Commercial Notes (ii)	55,150	73,189
Consideration payable (iii)	10,542	48,199
Contingent consideration (iv)	210,666	64,370
Banco Security (v)	5,647	—
Other obligations	1,555	—

	861,542	617,091

Current	45,220	76,722
Non-current	816,322	540,369

Summary of Changes in the Commercial Notes
The following table presents the changes in the Commercial Notes up the period ended December 31, 2024 and December 31, 2023:

Closing balance December 31, 2022	83,212

Interest expense	10,841
Interest paid	(11,975)
Principal paid	(8,889)

Closing balance December 31, 2023	73,189

Interest expense	8,651
Interest paid	(8,912)
Principal paid	(17,779)

Closing balance December 31, 2024	55,150

Current	20,353
Non-current	34,797

Summary of Convertible Preferred Shares
The following table presents the changes in the Convertible Preferred Shares up the year ended December 31, 2024:

Fair value of the convertible preferred shares, net of transaction costs	439,651
Net foreign exchange loss/(gain)	(16,513)
Interest expense	8,195

Closing balance December 31, 2023	431,333

Net foreign exchange loss/(gain)	136,374
Interest expense	49,261
Interest paid	(38,986)

Closing balance December 31, 2024	577,982

Current	12,398
Non-current	565,584

Summary Of changes in the contingent consideration
The following table presents the changes in the Contingent consideration up the period ended December 31, 2024 and December 31, 2023:

Earn-out	12/31/2024	12/31/2023
SPS	79,674	64,370
Compass	79,515	—
MAV	18,010	—
Lacan	33,467	—

Total	210,666	64,370